Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 64,713	$ 43,200
Less: Deferred financing costs	(766)	(594)
Total	63,947	42,606
Less - current portion	(42,568)	(7,473)
Long-term portion	$ 21,379	$ 35,133